Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements (Details)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Balance sheet items, except for equity accounts [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	7.119	7.0176
Items in the statements of income and comprehensive loss, and statements of cash flows [Member]
Condensed Financial Statements, Captions [Line Items]
Currency exchange rates	7.2125	7.2043	7.0824